BONDS PAYABLE - Major Terms Bonds (Details) $ in Millions, $ in Millions	Apr. 16, 2026 TWD ($)	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)
109-1
Disclosure of detailed information about borrowings [line items]
Bonds payable			$ 1,000.0
Coupon Rate		2.70%	2.70%
111-3 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 6,100.0
Coupon Rate		1.50%	1.50%
110-5
Disclosure of detailed information about borrowings [line items]
Bonds payable			$ 1,000.0
Coupon Rate		3.10%	3.10%
September 2020 to September 2025
Disclosure of detailed information about borrowings [line items]
Bonds payable			$ 1,000.0
Coupon Rate		0.75%	0.75%
September 2020 to September 2027
Disclosure of detailed information about borrowings [line items]
Bonds payable			$ 750.0
Coupon Rate		1.00%	1.00%
September 2020 to September 2030
Disclosure of detailed information about borrowings [line items]
Bonds payable			$ 1,250.0
Coupon Rate		1.375%	1.375%
April 2021 to April 2026
Disclosure of detailed information about borrowings [line items]
Bonds payable			$ 1,100.0
Coupon Rate		1.25%	1.25%
April 2021 to April 2028
Disclosure of detailed information about borrowings [line items]
Bonds payable			$ 900.0
Coupon Rate		1.75%	1.75%
April 2021 to April 2031
Disclosure of detailed information about borrowings [line items]
Bonds payable			$ 1,500.0
Coupon Rate		2.25%	2.25%
October 2021 to October 2026
Disclosure of detailed information about borrowings [line items]
Bonds payable			$ 1,250.0
Coupon Rate		1.75%	1.75%
October 2021 to October 2031
Disclosure of detailed information about borrowings [line items]
Bonds payable			$ 1,250.0
Coupon Rate		2.50%	2.50%
October 2021 to October 2041
Disclosure of detailed information about borrowings [line items]
Bonds payable			$ 1,000.0
Coupon Rate		3.125%	3.125%
October 2021 to October 2051
Disclosure of detailed information about borrowings [line items]
Bonds payable			$ 1,000.0
Coupon Rate		3.25%	3.25%
April 2022 to April 2027
Disclosure of detailed information about borrowings [line items]
Bonds payable			$ 1,000.0
Coupon Rate		3.875%	3.875%
April 2022 to April 2029
Disclosure of detailed information about borrowings [line items]
Bonds payable			$ 500.0
Coupon Rate		4.125%	4.125%
April 2022 to April 2032
Disclosure of detailed information about borrowings [line items]
Bonds payable			$ 1,000.0
Coupon Rate		4.25%	4.25%
April 2022 to April 2052
Disclosure of detailed information about borrowings [line items]
Bonds payable			$ 1,000.0
Coupon Rate		4.50%	4.50%
July 2022 to July 2027
Disclosure of detailed information about borrowings [line items]
Bonds payable			$ 400.0
Coupon Rate		4.375%	4.375%
July 2022 to July 2032
Disclosure of detailed information about borrowings [line items]
Bonds payable			$ 600.0
Coupon Rate		4.625%	4.625%
A | 109-1
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 3,000.0
Coupon Rate		0.58%	0.58%
A | 109-2
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 5,900.0
Coupon Rate		0.52%	0.52%
A | 109-3
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 4,500.0
Coupon Rate		0.55%	0.55%
A | 109-4
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 5,700.0
Coupon Rate		0.58%	0.58%
A | 109-5
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 4,800.0
Coupon Rate		0.50%	0.50%
A | 109-6 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 1,600.0
Coupon Rate		0.40%	0.40%
A | 109-7
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 1,900.0
Coupon Rate		0.36%	0.36%
A | 110-1
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 4,800.0
Coupon Rate		0.50%	0.50%
A | 110-2
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 5,200.0
Coupon Rate		0.50%	0.50%
A | 110-3
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 6,900.0
Coupon Rate		0.52%	0.52%
A | 110-4
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 4,000.0
Coupon Rate		0.485%	0.485%
A | 110-6
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 3,200.0
Coupon Rate		0.535%	0.535%
A | 110-7
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 7,700.0
Coupon Rate		0.65%	0.65%
A | 111-1 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 2,100.0
Coupon Rate		0.63%	0.63%
A | 111-2
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 3,000.0
Coupon Rate		0.84%	0.84%
A | 111-4 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 1,200.0
Coupon Rate		1.60%	1.60%
A | 111-5
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 2,000.0
Coupon Rate		1.65%	1.65%
A | 111-6 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 5,700.0
Coupon Rate		1.75%	1.75%
A | 112-1 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 12,200.0
Coupon Rate		1.54%	1.54%
A | 112-2 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 13,100.0
Coupon Rate		1.60%	1.60%
A | 112-3
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 11,400.0
Coupon Rate		1.60%	1.60%
A | 112-4
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 7,300.0
Coupon Rate		1.60%	1.60%
A | 112-5
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 4,300.0
Coupon Rate		1.62%	1.62%
A | 113-1 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 12,000.0
Coupon Rate		1.64%	1.64%
A | 113-2 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 4,900.0
Coupon Rate		1.98%	1.98%
A | 114-1 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 12,000.0
Coupon Rate		1.90%	1.90%
A | 114-2 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 12,500.0
Coupon Rate		1.92%	1.92%
A | 114-3 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 8,300.0
Coupon Rate		1.92%	1.92%
A | 114-4
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 13,800.0
Coupon Rate		1.66%	1.66%
A | 114-5 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 14,000.0
Coupon Rate		1.50%	1.50%
A | 115-1 | Issuance of domestic unsecured bonds
Disclosure of detailed information about borrowings [line items]
Bonds payable	$ 12,600.0
Coupon Rate	1.72%
B | 109-1
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 10,500.0
Coupon Rate		0.62%	0.62%
B | 109-2
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 10,400.0
Coupon Rate		0.58%	0.58%
B | 109-3
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 7,500.0
Coupon Rate		0.60%	0.60%
B | 109-4
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 6,300.0
Coupon Rate		0.65%	0.65%
B | 109-5
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 8,000.0
Coupon Rate		0.58%	0.58%
B | 109-6 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 5,600.0
Coupon Rate		0.44%	0.44%
B | 109-7
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 10,200.0
Coupon Rate		0.41%	0.41%
B | 110-1
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 11,400.0
Coupon Rate		0.55%	0.55%
B | 110-2
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 8,400.0
Coupon Rate		0.58%	0.58%
B | 110-3
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 7,900.0
Coupon Rate		0.58%	0.58%
B | 110-4
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 8,000.0
Coupon Rate		0.50%	0.50%
B | 110-6
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 6,900.0
Coupon Rate		0.54%	0.54%
B | 110-7
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 3,500.0
Coupon Rate		0.675%	0.675%
B | 111-1 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 3,300.0
Coupon Rate		0.72%	0.72%
B | 111-2
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 9,600.0
Coupon Rate		0.85%	0.85%
B | 111-4 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 10,100.0
Coupon Rate		1.70%	1.70%
B | 111-5
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 8,900.0
Coupon Rate		1.65%	1.65%
B | 111-6 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 1,000.0
Coupon Rate		1.80%	1.80%
B | 112-1 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 2,300.0
Coupon Rate		1.60%	1.60%
B | 112-2 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 2,300.0
Coupon Rate		1.65%	1.65%
B | 112-3
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 2,600.0
Coupon Rate		1.65%	1.65%
B | 112-4
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 700.0
Coupon Rate		1.65%	1.65%
B | 112-5
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 5,500.0
Coupon Rate		1.76%	1.76%
B | 113-1 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 10,800.0
Coupon Rate		1.76%	1.76%
B | 113-2 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 6,600.0
Coupon Rate		2.10%	2.10%
B | 114-1 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 7,200.0
Coupon Rate		2.05%	2.05%
B | 114-2 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 1,600.0
Coupon Rate		2.05%	2.05%
B | 114-3 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 4,000.0
Coupon Rate		2.05%	2.05%
B | 114-4
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 4,000.0
Coupon Rate		1.73%	1.73%
B | 114-5 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 3,000.0
Coupon Rate		1.53%	1.53%
B | 115-1 | Issuance of domestic unsecured bonds
Disclosure of detailed information about borrowings [line items]
Bonds payable	$ 4,600.0
Coupon Rate	1.78%
C | 109-1
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 10,500.0
Coupon Rate		0.64%	0.64%
C | 109-2
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 5,300.0
Coupon Rate		0.60%	0.60%
C | 109-3
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 2,400.0
Coupon Rate		0.64%	0.64%
C | 109-4
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 1,900.0
Coupon Rate		0.67%	0.67%
C | 109-5
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 2,800.0
Coupon Rate		0.60%	0.60%
C | 109-6 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 4,800.0
Coupon Rate		0.48%	0.48%
C | 109-7
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 6,400.0
Coupon Rate		0.45%	0.45%
C | 110-1
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 4,900.0
Coupon Rate		0.60%	0.60%
C | 110-2
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 5,600.0
Coupon Rate		0.65%	0.65%
C | 110-3
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 4,900.0
Coupon Rate		0.65%	0.65%
C | 110-4
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 5,400.0
Coupon Rate		0.55%	0.55%
C | 110-6
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 4,600.0
Coupon Rate		0.60%	0.60%
C | 110-7
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 5,500.0
Coupon Rate		0.72%	0.72%
C | 111-2
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 1,600.0
Coupon Rate		0.90%	0.90%
C | 111-4 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 1,200.0
Coupon Rate		1.75%	1.75%
C | 111-5
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 2,200.0
Coupon Rate		1.65%	1.65%
C | 111-6 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 3,500.0
Coupon Rate		2.00%	2.00%
C | 112-1 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 4,800.0
Coupon Rate		1.78%	1.78%
C | 112-2 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 5,300.0
Coupon Rate		1.82%	1.82%
C | 112-3
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 6,000.0
Coupon Rate		1.80%	1.80%
C | 112-4
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 7,900.0
Coupon Rate		1.76%	1.76%
C | 114-5 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 6,500.0
Coupon Rate		1.58%	1.58%
D | 110-4
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 4,200.0
Coupon Rate		0.62%	0.62%
D | 110-6
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 1,600.0
Coupon Rate		0.62%	0.62%
D | 111-4 (Green bond)
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 1,400.0
Coupon Rate		1.95%	1.95%
D | 111-5
Disclosure of detailed information about borrowings [line items]
Bonds payable		$ 2,500.0
Coupon Rate		1.82%	1.82%